Fair Value, Estimated Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount [Member]
Financial Instruments - Assets [Abstract]
Loans	$ 189,549	$ 179,909
Financial Instruments - Liabilities [Abstract]
Deposits	206,667	195,801
Federal Home Loan Bank advances	6,250	7,750
Fair Value [Member]
Financial Instruments - Assets [Abstract]
Loans	195,254	179,531
Financial Instruments - Liabilities [Abstract]
Deposits	202,750	171,649
Federal Home Loan Bank advances	6,486	8,100
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Financial Instruments - Assets [Abstract]
Loans	0	0
Financial Instruments - Liabilities [Abstract]
Deposits	0	0
Federal Home Loan Bank advances	0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Instruments - Assets [Abstract]
Loans	0	0
Financial Instruments - Liabilities [Abstract]
Deposits	61,925	171,649
Federal Home Loan Bank advances	0	8,100
Fair Value [Member] | Significant Unobservable Inputs (Level 3)
Financial Instruments - Assets [Abstract]
Loans	195,254	179,531
Financial Instruments - Liabilities [Abstract]
Deposits	140,825	0
Federal Home Loan Bank advances	$ 6,486	$ 0